Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2023
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses	Selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Personnel expenses	$208,715	$174,004	$150,286
Share-based compensation	97,058	102,848	96,087
Professional services	40,251	37,805	28,999
Travel expenses	38,700	24,752	5,649
Office expenses	25,307	23,930	15,417
Other expenses	54,097	36,191	21,450
	$464,128	$399,530	$317,888